Financial risk management - Financial instruments' analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Comparison of book and fair value
Carrying amount of financial assets	R$ 1,317,218	R$ 684,226
Fair value of financial assets	1,317,218	684,226
Carrying amount of financial liabilities	537,785	386,398
Fair value of financial liabilities	537,785	386,398
Cash and cash equivalents.
Comparison of book and fair value
Carrying amount of financial assets	75,898	49,850
Fair value of financial assets	75,898	49,850
Financial assets
Comparison of book and fair value
Carrying amount of financial assets	904,362	413,374
Fair value of financial assets	904,362	413,374
Financial assets | Level 2
Comparison of book and fair value
Carrying amount of financial assets	904,362
Trade accounts receivable
Comparison of book and fair value
Carrying amount of financial assets	288,111	170,382
Fair value of financial assets	288,111	170,382
Other assets
Comparison of book and fair value
Carrying amount of financial assets	48,847	50,620
Fair value of financial assets	48,847	50,620
Suppliers
Comparison of book and fair value
Carrying amount of financial liabilities		13,623
Fair value of financial liabilities	24,007	13,623
Loans and financing
Comparison of book and fair value
Carrying amount of financial liabilities	210,182	249,981
Fair value of financial liabilities	210,182	249,981
Loans and financing | Level 2
Comparison of book and fair value
Carrying amount of financial liabilities	210,182
Lease payable
Comparison of book and fair value
Carrying amount of financial liabilities	126,082
Fair value of financial liabilities	126,082
Lease payable | Level 2
Comparison of book and fair value
Carrying amount of financial liabilities	126,082
Accounts payable for the acquisition of subsidiaries
Comparison of book and fair value
Carrying amount of financial liabilities	83,069	112,487
Fair value of financial liabilities	83,069	112,487
Accounts payable for the acquisition of subsidiaries | Level 2
Comparison of book and fair value
Carrying amount of financial liabilities	37
Accounts payable for the acquisition of subsidiaries | Level 3
Comparison of book and fair value
Carrying amount of financial liabilities	83,032
Other liabilities
Comparison of book and fair value
Carrying amount of financial liabilities	94,445	10,307
Fair value of financial liabilities	R$ 94,445	R$ 10,307